Fair Value of Financial Liabilities - Schedule of Fair Value Measurements of Embedded Derivative Liabilities and Warrant Liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 224,399	$ 245,341
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	224,399	245,341	$ 0
Total liabilities	224,399	245,341
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	224,399	245,341	$ 0	$ 85,260
Total liabilities	$ 224,399	$ 245,341